INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, Wisconsin  53212

February 25, 2016

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894 on behalf of
Kaizen Hedged Premium Spreads Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 58 to its Registration Statement under Rule 485(a)(2) (the “Amendment”) for the purpose of making changes to the Principal Investment Strategy and for removal of the sub-advisor for  the Fund.  These changes are reflected in the attached Amendment filing.

Please direct your comments to the undersigned at (626) 385-5777.  Thank you.

Sincerely,

/s/DIANE DRAKE

Diane Drake
Secretary